Composition of Loans (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Loans And Leases [Line Items]
Loans, Gross	$ 218,582,630	[1]	$ 220,915,500	[2]
Unearned loan fees	(932,468)		(742,898)
Allowance for loan losses	(5,389,613)		(5,154,505)		(5,223,764)
Loans, net	212,260,549		215,018,097
Unsecured
Loans And Leases [Line Items]
Loans, Gross	822,538	[1]	848,418	[2]
Allowance for loan losses	(77,502)		(97,961)		(63,020)
Cash Value
Loans And Leases [Line Items]
Loans, Gross	3,393,228	[1]	3,927,837	[2]
Allowance for loan losses	(17,054)		(16,727)		(5,210)
Residential Real Estate
Loans And Leases [Line Items]
Loans, Gross	24,604,432	[1]	31,146,880	[2]
Allowance for loan losses	(2,328,224)		(2,083,285)		(2,258,833)
Commercial Real Estate
Loans And Leases [Line Items]
Loans, Gross	185,352,416	[1]	181,117,917	[2]
Allowance for loan losses	(2,259,106)		(2,480,770)		(2,234,925)
Business Assets
Loans And Leases [Line Items]
Loans, Gross	2,621,853	[1]	1,821,587	[2]
Allowance for loan losses	(477,511)		(299,741)		(316,844)
Vehicles
Loans And Leases [Line Items]
Loans, Gross	1,686,508	[1]	1,948,661	[2]
Allowance for loan losses	(230,216)		(176,021)		(141,759)
Other
Loans And Leases [Line Items]
Loans, Gross	101,655	[1]	104,200	[2]
Allowance for loan losses					$ (5)

[1]	Loan balances presented are gross of unearned loan fees of $932,468.
[2]	Loan balances presented are gross of unearned loan fees of $742,898.